Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Emerging Markets Equities Fund, Inc.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Emerging Markets Equities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class M
Trading Symbol	EMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-M-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-M-literature
Expenses [Text Block]	What were the fund costs for the last year?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 18.55% for the year
ended
June 30, 2025. That result compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/EMEF-M
.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market
posted robust gains, fueled by government stimulus and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Emerging Markets Equities Fund — Class M *	18.55%	4.60%	4.87%
MSCI Emerging Markets Index †	15.29%	6.81%	4.81%
Emerging Markets Equity Historical Benchmark Index †	14.33%	7.62%	4.95%
MSCI Emerging Markets IMI Index †	14.28%	7.61%	4.95%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S.
Securities
and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S.
Securities
and Exchange Commission (“SEC”).
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
Material Change Date	Jul. 01, 2024
Net Assets	$ 574,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by se cto r (percent of net assets)
Material Fund Change [Text Block]
Material
fun
d changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-M-literature
or upon request at
(800) 421-4225.
Effective June 2, 2025, the fund name is
Emerging
Markets Equities Fund, Inc.

Material Fund Change Name [Text Block]	Effective June 2, 2025, the fund name is Emerging Markets Equities Fund, Inc.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-M-literature
or upon request at
(800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/EMEF-M-literature
Emerging Markets Equities Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-2
Trading Symbol	EMEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from June 2, 2025, commencement of operations, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-F2-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-F2-literature
Expenses [Text Block]	What were the fund costs for the period?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 8 *	0.96% †
*
Based on operations for the period from June 2, 2025 to June
30
, 2025. Expenses for the full
year
would be higher.
†
Annualized.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.96%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.38% for the
period
from June 2, 2025 to June 30, 2025. That result compares with a 6.34% gain for the MSCI Emerging
Markets
Index.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market posted robust gains, fueled by government stimulus and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology
and
consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Emerging Markets Equities Fund — Class F-2 2	5.38%
MSCI Emerging Markets Index 3	6.34%
Emerging Markets Equity Historical Benchmark Index 3	6.34%
MSCI Emerging Markets IMI Index 3	6.27%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on June 2, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jun. 02, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”).
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
Material Change Date	Jul. 01, 2024
Net Assets	$ 574,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F2-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name is Emerging
Markets
Equities Fund, Inc.

Material Fund Change Name [Text Block]	Effective June 2, 2025, the fund name is Emerging Markets Equities Fund, Inc.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F2-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/EMEF-F2-literature
Emerging Markets Equities Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class F-3
Trading Symbol	EMGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-F3-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-F3-literature
Expenses [Text Block]	What were the fund costs for the last year? investment
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.60% for the year ended June 30, 2025. That result
compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns
for
additional
periods,
including
the fund lifetime, please refer to
capitalgroup.com/EMEF-F3
.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class F-3 2	18.60%	4.56%	4.03%
MSCI Emerging Markets Index 3	15.29%	6.81%	3.94%
Emerging Markets Equity Historical Benchmark Index 3	14.33%	7.62%	4.27%
MSCI Emerging Markets IMI Index 3	14.28%	7.61%	4.26%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”).
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
Material Change Date	Jul. 01, 2024
Net Assets	$ 574,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus
, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F3-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name
is
Emerging Markets
Equities
Fund, Inc.

Material Fund Change Name [Text Block]	Effective June 2, 2025, the fund name is Emerging Markets Equities Fund, Inc.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus
, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F3-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/EMEF-F3-literature
Emerging Markets Equities Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equities Fund
Class Name	Class R-6
Trading Symbol	REFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/EMEF-R6-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/EMEF-R6-literature
Expenses [Text Block]	What were the fund costs for the l a st year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.61% for the year ended June 30, 2025. That result compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMEF-R6
.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class R-6 2	18.61%	4.53%	4.00%
MSCI Emerging Markets Index 3	15.29%	6.81%	3.94%
Emerging Markets Equity Historical Benchmark Index 3	14.33%	7.62%	4.27%
MSCI Emerging Markets IMI Index 3	14.28%	7.61%	4.26%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on September 1, 2017.
2
Investment results as
su
me all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”).
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
Material Change Date	Jul. 01, 2024
Net Assets	$ 574,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-R6-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name is Emerging
Markets
Equities Fund, Inc.

Material Fund Change Name [Text Block]	Effective June 2, 2025, the fund name is Emerging Markets Equities Fund, Inc.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-R6-literature
or upon request at (800) 421-4225.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/EMEF-R6-literature

[1]	Based on operations for the period from June 2, 2025 to June 30, 2025. Expenses for the full year would be higher.
[2]	Annualized.